CERTIFICATION OF
                           STRONG ADVANTAGE FUND, INC.
                       ON BEHALF OF THE FOLLOWING SERIES:
                              STRONG ADVANTAGE FUND


STRONG ADVANTAGE FUND, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933.

2. Reference is made to the Strong Advantage Fund's Prospectuses and Statement of Additional Information for the Investor Class, Advisor Class, and Institutional Class shares, each dated March 1, 2001 filed by the Registrant pursuant to Post-Effective Amendment No. 23 (File No. 33-24451; 811-5667), which was filed with the Securities and Exchange Commission on February 23, 2001 (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Strong Advantage Fund's Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.     The text of the Post-Effective Amendment has been filed electronically.

                                   STRONG ADVANTAGE FUND, INC.


                                   /S/   SUSAN A. HOLLISTER
                                   ----------------------------------------
                                   By: Susan A. Hollister
                                   Title: Vice President and Assistant Secretary



Dated: March 5, 2001